Capital and Financial Risk Management - Additional Information (Detail) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2022 EUR (€)
Disclosure of credit risk exposure [line items]
Dividend coverage	2.8	2.5	1.1
Notional amount	$ 540	$ 86
Percentage of maximum investment in a fund	5.00%			5.00%
Percentage of cash and cash equivalents was held with higher investment grade bank counterparties	95.00%	65.00%		95.00%
Percentage of cash and cash equivalents was held with money market funds	5.00%	35.00%		5.00%
Number of months to neutralise variability in the consolidated income statement	2 years	4 years
Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Dividend coverage	4	2.7	1.2
Hedges of net investment in foreign operations [member]
Disclosure of credit risk exposure [line items]
Notional amount	$ 1,145	$ 726
Hedging instruments that reference 3-month US LIBOR
Disclosure of credit risk exposure [line items]
Notional amount	$ 1,400
Credit risk | Trade receivables
Disclosure of credit risk exposure [line items]
Bad debt provision as percentage of gross trade receivables	3.10%	3.20%		3.10%
Commodity price risk
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%
Liquidity risk | Euro and USD commercial paper programme
Disclosure of credit risk exposure [line items]
Euro medium-term notes programme | €				€ 1.5
Commercial paper programme in place which is available for issue	$ 2,000
Interest rate risk
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%